Significant Components of Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards	$ 8,475	$ 5,895
Prepaid licensing and royalty fees	1,035	369
Investments	814
Intangible assets and goodwill	282	509
Share-based compensation	271	242
Property, plant and equipment	91	6
Other	57	126
Deferred Tax Assets, Gross, Total	11,025	7,147
Less: valuation allowance	(11,025)	(7,147)	$ (4,754)	$ (18,333)
Deferred tax assets - net	$ 0	$ 0